Derivatives, Gains (Losses) Recognized on Fair Value Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Line Items Presented in the Consolidated Statement of Income and Other Comprehensive Income [Abstract]
Debt securities	$ 18,042	$ 16,108	$ 11,781
Deposits	(24,282)	(16,503)	(2,349)
Long-term debt	(12,463)	(11,572)	(5,505)
Net gains (losses) from trading and securities	5,434	4,368	1,461
Other	2,321	1,935	2,821
Total recorded in OCI, Derivative gains (losses)	(356)	545	(1,448)
Fair value hedging [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	20	22	87
Fair value hedging [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	0	0	0
Fair value hedging [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	20	22	87
Fair value hedging [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI	0	0	0
Fair value hedging [Member] | Debt securities [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	874	1,135	183
Fair value hedging [Member] | Debt securities [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	864	1,137	143
Recognized on derivatives	212	(536)	3,616
Recognized on hedged items	(202)	534	(3,576)
Total gains (losses) (pre-tax) on interest rate contracts	874	1,135	183
Fair value hedging [Member] | Debt securities [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Debt securities [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Deposits [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	(408)	(338)	70
Fair value hedging [Member] | Deposits [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	(398)	(346)	65
Recognized on derivatives	(57)	312	(345)
Recognized on hedged items	47	(304)	350
Total gains (losses) (pre-tax) on interest rate contracts	(408)	(338)	70
Fair value hedging [Member] | Deposits [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Deposits [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Long-term debt [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	(3,916)	(3,733)	(36)
Fair value hedging [Member] | Long-term debt [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	(3,752)	(3,490)	313
Recognized on derivatives	(2,109)	2,634	(18,056)
Recognized on hedged items	2,072	(2,631)	17,919
Total gains (losses) (pre-tax) on interest rate contracts	(3,789)	(3,487)	176
Fair value hedging [Member] | Long-term debt [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	(114)	(223)	(189)
Recognized on derivatives	6	75	(1,120)
Recognized on hedged items	(19)	(98)	1,097
Total gains (losses) (pre-tax) on interest rate contracts	(127)	(246)	(212)
Fair value hedging [Member] | Long-term debt [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Net gains from trading and securities [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	2	0	0
Fair value hedging [Member] | Net gains from trading and securities [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Net gains from trading and securities [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0	0
Recognized on derivatives	(103)	0	0
Recognized on hedged items	105	0	0
Total gains (losses) (pre-tax) on interest rate contracts	2	0	0
Fair value hedging [Member] | Net gains from trading and securities [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Other noninterest income [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	84	88	(2)
Fair value hedging [Member] | Other noninterest income [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0	0
Recognized on derivatives	0	0	0
Recognized on hedged items	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Fair value hedging [Member] | Other noninterest income [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	0	0	0
Recognized on derivatives	0	108	(1,021)
Recognized on hedged items	0	(99)	1,005
Total gains (losses) (pre-tax) on interest rate contracts	0	9	(16)
Fair value hedging [Member] | Other noninterest income [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	(372)	34	57
Recognized on hedged items	456	45	(43)
Total gains (losses) (pre-tax) on interest rate contracts	84	79	14
Fair value hedging [Member] | Derivative gains (losses) [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) on interest rate contracts	(3,364)	(2,848)	215
Fair value hedging [Member] | Derivative gains (losses) [Member] | Interest contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	(3,286)	(2,699)	521
Recognized on derivatives	(1,954)	2,410	(14,785)
Recognized on hedged items	1,917	(2,401)	14,693
Total gains (losses) (pre-tax) on interest rate contracts	(3,323)	(2,690)	429
Fair value hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives	(114)	(223)	(189)
Recognized on derivatives	(97)	183	(2,141)
Recognized on hedged items	86	(197)	2,102
Total gains (losses) (pre-tax) on interest rate contracts	(125)	(237)	(228)
Fair value hedging [Member] | Derivative gains (losses) [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives	(372)	34	57
Recognized on hedged items	456	45	(43)
Total gains (losses) (pre-tax) on interest rate contracts	$ 84	$ 79	$ 14